Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross trade receivables	R$ 910,282	R$ 869,963
Allowance for expected loss on trade receivables accounts	(22,548)	(19,280)
Total Trade Receivables	887,734	850,683
Domestic Customers [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	695,169	698,490
Domestic Customers [Member] | Credit Card Administrators [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	287,754	200,601
Domestic Customers [Member] | Travel Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	317,487	439,698
Domestic Customers [Member] | Cargo Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	45,986	27,418
Domestic Customers [Member] | Airline Partner Companies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	12,465	11,921
Domestic Customers [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	31,477	18,852
Foreign Customers [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	215,113	171,473
Foreign Customers [Member] | Credit Card Administrators [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	80,812	77,379
Foreign Customers [Member] | Travel Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	83,517	38,999
Foreign Customers [Member] | Cargo Agencies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	968	211
Foreign Customers [Member] | Airline Partner Companies [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	33,075	27,863
Foreign Customers [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivables	R$ 16,741	R$ 27,021